Intangible Assets, Net	12 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
11.	Intangible Assets, Net

Intangible assets consist of the following:

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Land use rights	395,637	395,637	395,637	62,276
Acquired technology	15,000	33,893	30,932	4,869
Software	258	76,078	75,357	11,862
Gross carrying value	410,895	505,608	501,926	79,007
Less: Accumulated amortization	(57,869)	(107,143)	(130,101)	(20,479)

Net carrying value	353,026	398,465	371,825	58,528

Amortization expenses for the years ended December 31, 2009 and 2010, the six months ended June 30, 2011, and the year ended June 30, 2012 were RMB24,291,800, RMB25,002,697, RMB14,122,321 and RMB26,386,130 (US$4,153,334), respectively.

The land use rights and acquired technology have weighted average amortization periods of 20 years and 3 years, respectively.

Expected amortization expense on these intangible assets for each of the next five years and thereafter is as follows:

Year ending June 30	(RMB’000)	(US$’000)

2013	23,373	3,679
2014	22,250	3,502
2015	21,302	3,354
2016	21,111	3,323
2017	20,907	3,291
Thereafter	262,882	41,379
	371,825	58,528